Insurance-Related Accounts (Policyholders' Account in Life Insurance Business) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 2,631,073	¥ 2,401,320
Universal Life Insurance
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	1,809,142	1,634,642
Investment Contracts
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	686,182	638,737
Other
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 135,749	¥ 127,941